Segment data (Statements of Income - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	¥ 28,403,118	¥ 27,234,521	¥ 25,691,911
Costs and expenses
Selling, general and administrative	2,943,682	2,642,281	2,598,660
Total costs and expenses	25,549,147	24,483,957	23,399,799
Operating income	2,853,971	2,750,564	2,292,112
Other income (expense), net	129,410	142,264	148,968
Income before income taxes and equity in earnings of affiliated companies	2,983,381	2,892,828	2,441,080
Provision for income taxes	878,269	893,469	767,808
Equity in earnings of affiliated companies	329,099	308,545	318,376
Net income	2,434,211	2,307,904	1,991,648
Less - Net income attributable to noncontrolling interests	(121,517)	(134,566)	(168,529)
Net income attributable to Toyota Motor Corporation	2,312,694	2,173,338	1,823,119
Eliminations
Costs and expenses
Net income attributable to Toyota Motor Corporation	300	(22)	(32)
Non Financial Services Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	26,581,102	25,643,508	24,343,613
Costs and expenses
Cost of revenues	21,474,386	20,933,168	20,004,553
Selling, general and administrative	2,589,082	2,319,262	2,334,404
Total costs and expenses	24,063,468	23,252,430	22,338,957
Operating income	2,517,634	2,391,078	2,004,656
Other income (expense), net	117,930	136,797	140,067
Income before income taxes and equity in earnings of affiliated companies	2,635,564	2,527,875	2,144,723
Provision for income taxes	752,248	763,445	669,173
Equity in earnings of affiliated companies	327,167	306,749	316,612
Net income	2,210,483	2,071,179	1,792,162
Less - Net income attributable to noncontrolling interests	(117,544)	(130,172)	(164,709)
Net income attributable to Toyota Motor Corporation	2,092,939	1,941,007	1,627,453
Financial Services Business
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	1,896,224	1,661,149	1,421,047
Costs and expenses
Cost of revenues	1,181,437	955,380	840,905
Selling, general and administrative	375,561	343,936	285,251
Total costs and expenses	1,556,998	1,299,316	1,126,156
Operating income	339,226	361,833	294,891
Other income (expense), net	8,579	3,190	1,451
Income before income taxes and equity in earnings of affiliated companies	347,805	365,023	296,342
Provision for income taxes	126,319	130,049	98,589
Equity in earnings of affiliated companies	1,932	1,796	1,764
Net income	223,418	236,770	199,517
Less - Net income attributable to noncontrolling interests	(3,963)	(4,417)	(3,819)
Net income attributable to Toyota Motor Corporation	¥ 219,455	¥ 232,353	¥ 195,698